Performance Management - Janus Henderson Asset-Backed Securities ETF	Jul. 21, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund’s first annual and/or semiannual report and will be made available at janushenderson.com/info or by calling 1-800-668-0434.

Performance One Year or Less [Text]	The Fund does not have a full calendar year of operations.
Performance Availability Website Address [Text]	janushenderson.com/info
Performance Availability Phone [Text]	1-800-668-0434